Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Ship Management Fees	$ 19,221	$ 18,884	$ 18,050
Supervision Fees	550	275	275
Commissions	$ 1,689	$ 330	$ 0